ACCOUNTS RECEIVABLE NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE NET
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$ 0	$ 2,398,821
Accounts receivable - tailored job readiness training services	1,503,452	1,363
Accounts receivable - course fee receivable	93,206	0
Accounts receivable - smart campus projects	50,144	0
Accounts receivable - Overseas Study Consulting Services	0	62,366
Accounts receivable, net	1,047,809	2,462,550
Sub-total	1,646,802	2,462,550
Less: allowance for doubtful accounts	$ (598,993)	$ 0